Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,494,293,709.86
Previously Paid Amount	0.00
Total Fee Amount	130,003.55
Total Offset Amount	0.00
Net Fee	$ 130,003.55